Income Taxes (Details) - USD ($)			9 Months Ended		12 Months Ended
		Dec. 22, 2017	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Corporate tax rate			23.99%	7.89%	9.08%	(7.33%)
Research and development deduction			25.00%	25.00%
Unrecognized benefit (in Dollars)
Enacted tax rate					21.00%
Change in valuation allowance					0.33%	(28.61%)
Statutory income tax rate	[1]				25.00%	25.00%
United States [Member]
Income Taxes [Line Items]
Change in valuation allowance					100.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate					16.50%
Maximum [Member]
Income Taxes [Line Items]
Corporate tax rate		34.00%
Minimum [Member]
Income Taxes [Line Items]
Corporate tax rate		21.00%
Zhongchai Holding [Member]
Income Taxes [Line Items]
Profits tax rate					25.00%
Zhejiang Zhongchai [Member]
Income Taxes [Line Items]
Corporate tax rate					25.00%
Statutory income tax rate					15.00%

[1]	As the Company’s business operation mainly concentrated in PRC, the Company determined to apply PRC statutory tax rate in reconciliation of the statutory tax rate to the effective tax rate.